LEASES (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Variable lease payments	$ 344,208	$ 344,208	$ 344,208